Consolidated Statements of Financial Position (Parenthetical) - kr / shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of financial position [abstract]
Par value per share	kr 0.15	kr 0.15	kr 0.15
Number of shares issued	1,010,388,454	1,010,388,454
Number of shares outstanding	832,146,748	832,146,748